Investments in Associates and Joint Ventures - Details of Investments in Significant Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions			12 Months Ended
	Oct. 17, 2017	Oct. 16, 2017	Dec. 31, 2017	Dec. 31, 2016
LINE Project Production Partnership [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			LINE Project Production Partnership
Primary business activities			Animation production
Country of incorporation			Japan
Percentage of ownership			50.00%	50.00%
Collab+LINE LLC [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Collab+LINE LLC
Primary business activities			Investment
Country of incorporation			United States of America
Percentage of ownership			50.00%	50.00%
Carrying amount			¥ 130	¥ 133
Epic Voyage, Inc. [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Epic Voyage, Inc.
Primary business activities			Mobile games
Country of incorporation			Japan
Percentage of ownership			30.00%	30.00%
Carrying amount			¥ 3	¥ 3
Green Monster, Inc. [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Green Monster, Inc.
Primary business activities			Mobile games
Country of incorporation			Japan
Percentage of ownership				35.00%
LINE MUSIC Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			LINE MUSIC Corporation
Primary business activities			Music distribution
Country of incorporation			Japan
Percentage of ownership			33.40%	33.40%
Carrying amount			¥ 47	¥ 413
AUBE, Ltd. [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			AUBE, Ltd.
Primary business activities			Job listing
Country of incorporation			Japan
Percentage of ownership			49.00%	49.00%
Carrying amount			¥ 334	¥ 340
transcosmos online communications inc. [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			transcosmos online communications inc.
Primary business activities			Customer service
Country of incorporation			Japan
Percentage of ownership	37.10%	40.00%	37.10%	40.00%
Carrying amount			¥ 121	¥ 42
NPLE GAMES Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			NPLE GAMES Co., Ltd.
Primary business activities			Mobile games
Country of incorporation			Korea
Percentage of ownership			43.50%	14.80%
Carrying amount			¥ 457	¥ 69
Yume no Machi Souzou Iinkai Co., Ltd. [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Yume no Machi Souzou Iinkai Co., Ltd.
Primary business activities			Delivery portal site
Country of incorporation			Japan
Percentage of ownership			22.00%	22.00%
Carrying amount			¥ 3,865	¥ 3,973
Snow Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Snow Corporation
Primary business activities			Mobile app
Country of incorporation			Korea
Percentage of ownership			45.00%	25.00%
Carrying amount			¥ 12,998	¥ 4,387
K Fund I [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			K-Fund I
Primary business activities			Investment
Country of incorporation			France
Percentage of ownership			25.00%
Carrying amount			¥ 1,388
Orfeo Sound Works Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Orfeo SoundWorks Corporation
Primary business activities			Earphone technology
Country of incorporation			Korea
Percentage of ownership			20.70%
Carrying amount			¥ 154
Oozoo Inc [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Oozoo Inc.
Primary business activities			Game Development
Country of incorporation			Korea
Percentage of ownership			44.50%
Carrying amount			¥ 247
Nano Interactive Inc [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Nano Interactive Inc.
Primary business activities			Game Development
Country of incorporation			Korea
Percentage of ownership			35.50%
Carrying amount			¥ 54
Motif Co Ltd [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Motif Co.,Ltd.
Primary business activities			Game Development
Country of incorporation			Korea
Percentage of ownership			41.50%
Carrying amount			¥ 207
Skeinglobe Corporation [Member]
Disclosure of investments in associates and joint ventures [line items]
Name of associate			Skeinglobe Corporation
Primary business activities			Game Development
Country of incorporation			Korea
Percentage of ownership			28.70%
Carrying amount			¥ 108
Lantu Games Limited [member]
Disclosure of investments in associates and joint ventures [line items]
Primary business activities			Mobile games
Name of joint venture			Lantu Games Limited
Country of incorporation			Hong Kong (China)
Percentage of ownership			50.00%	50.00%
Carrying amount			¥ 394	¥ 1,025
RABBIT-LINE PAY COMPANY LIMITED [member]
Disclosure of investments in associates and joint ventures [line items]
Primary business activities			Payment service
Name of joint venture			RABBIT-LINE PAY COMPANY LIMITED
Country of incorporation			Thailand
Percentage of ownership			50.00%	50.00%
Carrying amount			¥ 2,121	¥ 2,327
Drama & Company [Member]
Disclosure of investments in associates and joint ventures [line items]
Primary business activities			Software Development
Name of joint venture			Drama & Company
Country of incorporation			Korea
Percentage of ownership			37.20%
Carrying amount			¥ 2,216